Deferred Initial Public Offering Costs (Details) - USD ($)		12 Months Ended
	May 08, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Initial Public Offering Costs [Line Items]
Offering costs			$ 181,688
Gross proceeds		$ 6,440,000
IPO [Member]
Deferred Initial Public Offering Costs [Line Items]
Offering costs		1,192,106
Gross proceeds	$ 5,600,000	$ 1,373,794